WARRANTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Warrants Tables
Schedule of Warrant Activity
The following summarizes the warrant activity for the three months ended March 31, 2014:

	Number of Units	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Intrinsic value
Outstanding at December 31, 2013	13,764,472	$0.66
Grants	31,609,124	0.06
Outstanding at March 31, 2014	45,373,596	$0.23	4.6	$5,913,522
Exercisable at March 31, 2014	45,373,596	$0.23	4.6	$5,913,522

The following summarizes the warrant activity for the year ended December 31, 2013:

	Number of Units	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Intrinsic value
Outstanding at December 31, 2012	342,000	$0.01
Grants	13,422,472	0.68
Outstanding at December 31, 2013	13,764,472	$0.66	2.3	$99,360
Exercisable at December 31, 2013	13,764,472	$0.66	2.3	$99,360

Schedule of Fair Value Assumptions
The grant-date fair value of the warrants, and thus the debt discount, was valued using the Black-Scholes pricing model with the following assumptions:

	Year Ended December 31,
	2013	2012
Exercise price	$0.01 – $0.75	$0.01
Stock price	$0.24 – $1.94	$0.00 – $0.72
Volatility	153.81% – 205.42%	127.5% – 159.8%
Risk-free interest rate	0.20% – 1.78%	0.26% – 0.34%
Expected Term	1.5 – 5 years	2.5 years